Shareholder Report	12 Months Ended
Nov. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Trust for Professional Managers
Entity Central Index Key	0001141819
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Convergence Long/Short Equity ETF
Shareholder Report [Line Items]
Fund Name	Convergence Long/Short Equity ETF
Class Name	Convergence Long/Short Equity ETF
Trading Symbol	CLSE
Security Exchange Name	CBOE
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Convergence Long/Short Equity ETF (the “Fund”) for the period of December 1, 2024 to November 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://investcip.com/etfstrategies.html. You can also request this information by contacting us at 1-877-677-9414.
Additional Information Phone Number	1-877-677-9414
Additional Information Website	https://investcip.com/etfstrategies.html
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE PAST YEAR? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Convergence Long/Short Equity ETF	$165	1.52%

Expenses Paid, Amount	$ 165
Expense Ratio, Percent	1.52%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM LAST YEAR AND WHAT AFFECTED ITS PERFORMANCE?
The investment objective of the Fund is to seek long-term capital growth.
The total return net asset value (NAV) of the Fund  was up 17.13% over the twelve months ended November 30, 2025, while the Bloomberg US 3000 Total Return Index was up 13.69%.
The Fund is comprised of both long and short holdings, combining two portfolios, one of stocks owned (“long”) and the other of stocks borrowed and sold (“short”). On average, positions in both the long portfolio and short portfolio positively contributed to Fund returns.
The Fund’s holdings in the Health Care Equipment, Technology Hardware and Media industry groups contributed the most to the Fund’s relative performance versus the benchmark index for the most recent twelve months. The three industry groups that detracted the most from relative performance versus the benchmark index for the same period were Financial Services, Semiconductors and Automobiles.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]	[1]
Average Annual Return [Table Text Block]
ANNUAL AVERAGE TOTAL RETURN (%)

	1 Year	5 Year	10 Year
Convergence Long/Short Equity ETF NAV	17.13	19.02	12.10
Bloomberg US 3000 Total Return Index **	13.69	14.09	14.04
Russell 3000 Total Return Index **	13.59	14.15	14.05

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Visit https://investcip.com/etfstrategies.html for more recent performance information.
Net Assets	$ 256,779,511
Holdings Count | $ / shares	338
Advisory Fees Paid, Amount	$ 1,985,171
Investment Company Portfolio Turnover	262.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of November 30, 2025)

Net Assets	$256,779,511
Number of Holdings	338
Advisory Fee	$1,985,171
Portfolio Turnover	262%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of  November 30, 2025)
Sector Breakdown

Top Holdings	(%)
NVIDIA Corp.	4.4%
Broadcom, Inc.	3.4%
Micron Technology, Inc.	2.8%
Alphabet, Inc. - Class A	2.6%
Alphabet, Inc. - Class C	2.4%
Lam Research Corp.	2.2%
Meta Platforms, Inc. - Class A	2.1%
Amazon.com, Inc.	1.9%
International Business Machines Corp.	1.8%
Amphenol Corp. - Class A	1.8%
Security Breakdown

Updated Prospectus Web Address	https://investcip.com/etfstrategies.html

[1]
**	Effective May 31, 2025, the Fund’s primary benchmark was changed from the Russell 3000 Total Return Index to the Bloomberg US 3000 Total Return Index. This change was made so that the Fund’s performance can be evaluated against a benchmark that more appropriately represents the Fund’s investment strategy.